                        SEI INSTITUTIONAL MANAGED TRUST

                             Small Cap Growth Fund
                             Large Cap Growth Fund
                           Tax-Managed Large Cap Fund

                      Supplement Dated May 1, 2002 to the
                Class A Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

SMALL CAP GROWTH FUND

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Wellington Management Company, LLP ("Wellington Management"), as an additional Sub-Adviser to the Trust's Small Cap Growth Fund. Wellington Management was approved as a Sub-Adviser at the quarterly meeting of the Board of Trustees held on March 11, 2002 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Wellington Management, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Wellington Management. SIMC recommended the selection of Wellington Management and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Wellington Management and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Wellington Management, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Small Cap Growth Fund;
(2) the distinct investment objective and policies of the Small Cap Growth Fund;
(3) the history, reputation, qualification and background of Wellington Management's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Wellington Management, including any benefits to be received by Wellington Management or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Wellington Management relating to the Small Cap Growth Fund, Wellington Management makes investment decisions for the assets of the Small Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Small Cap Growth Fund's investment programs with respect to these assets. Wellington Management is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Small Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the partners and principal executive officers of Wellington Management. The address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. All partners can also be reached at this address.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Kenneth L. Abrams                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Nicholas C. Adams                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Rand L. Alexander                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Deborah L. Allinson                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Steven C. Angeli                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James H. Averill                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
John F. Averill                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Karl E. Bandtel                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mark J. Beckwith                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James A. Bevilacqua                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Kevin J. Blake                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
William N. Booth                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Michael J. Boudens                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Paul Braverman                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Robert A. Bruno                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Maryann E. Carroll                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
William R. H. Clark                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Pamela Dippel                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Scott M. Elliott                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Robert L. Evans                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
David R. Fassnacht                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Lisa D. Finkel                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mark A. Flaherty                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Charles T. Freeman                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Laurie A. Gabriel                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
John H. Gooch                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Nicholas P. Greville                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Paul Hamel                                          Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Lucius T. Hill, III                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Jean M. Hynes                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Paul D. Kaplan                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Lorraine A. Keady                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
John C. Keogh                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
George C. Lodge, Jr.                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Nancy T. Lukitsh                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mark T. Lynch                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mark D. Mandel                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Christine S. Manfredi                               Senior Vice President and Partner
------------------------------------------------------------------------------------------------------

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Earl E. McEvoy                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Duncan M. McFarland                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Paul M. Mecray III                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Matthew E. Megargel                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James N. Mordy                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Diane C. Nordin                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Stephen T. O'Brien                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Andrew S. Offit                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Edward P. Owens                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Saul J. Pannell                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Thomas L. Pappas                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Jonathan M. Payson                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Phillip H. Perelmuter                               Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Robert D. Rands                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Eugene E. Record, Jr.                               Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James A. Rullo                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
John R. Ryan                                        Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Joseph H. Schwartz                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James H. Shakin                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Theodore E. Shasta                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Binkley C. Shorts                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Scott E. Simpson                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Trond Skramstad                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Catherine A. Smith                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Stephen A. Soderberg                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Eric Stromquist                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Brendan J. Swords                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Harriett Tee Taggart                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Perry M. Traquina                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Gene R. Tremblay                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Michael A. Tyler                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mary Ann Tynan                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Nilesh P. Undavia                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Clare Villari                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Ernst H. von Metzsch                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
James L. Walters                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Kim Williams                                        Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Itsuki Yamashita                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------

Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. As of December 31, 2001, Wellington Management had approximately $311 billion in assets under management.

SIMC will pay Wellington Management a fee based on a percentage of the average daily value of the assets of the Small Cap Growth Fund assigned to Wellington Management.

In connection with the appointment of Wellington Management as Sub-Adviser to the Small Cap Growth Fund, the "Sub-Advisers" Section on page 32 of the Prospectus is amended by inserting the following paragraph relating to Wellington Management:

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Growth Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 16 years of investment experience.

                      ------------------------------------

LARGE CAP GROWTH FUND AND TAX-MANAGED LARGE CAP FUND

At the same Quarterly Meeting, the Trustees appointed Montag & Caldwell, Inc. ("Montag") as an additional Sub-Adviser to the Trust's Large Cap Growth Fund and Tax-Managed Large Cap Fund. Montag's appointment does not require shareholder approval.

In evaluating Montag, the Trustees received written and oral information from both SIMC and Montag. SIMC recommended the selection of and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Montag and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Montag, the Trustees carefully evaluated:
(1) the nature and quality of the services expected to be rendered to the Large Cap Growth Fund and the Tax-Managed Large Cap Fund by Montag; (2) the distinct investment objective and policies of the Large Cap Growth Fund and the Tax-Managed Large Cap Fund; (3) the history, reputation, qualification and background of Montag's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Montag, including any benefits to be received by Montag or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Montag relating to the Large Cap Growth Fund and the Tax-Managed Large Cap Fund, Montag makes investment decisions for the assets of the Large Cap Growth Fund and Tax-Managed Large Cap Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Growth Fund's and Tax-Managed Large Cap Fund's investment program with respect to these assets. Montag is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Growth Fund's and Tax-Managed Large Cap Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the directors and principal executive officers of Montag. The address of Montag and the principal business address of such individuals, as it relates to their respective positions at Montag, is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Ronald E. Canakaris, CFA                            CEO, President, Director and CIO
------------------------------------------------------------------------------------------------------
Solon P. Patterson, CFA                             Chairman of the Board
------------------------------------------------------------------------------------------------------
Andrew Neil Rithet                                  Director
------------------------------------------------------------------------------------------------------
Tom C. Brown                                        Director
------------------------------------------------------------------------------------------------------

Montag was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag. As of December 31, 2001, Montag had approximately $24 billion in assets under management.

SIMC will pay Montag a fee based on a percentage of the average daily value of the assets of the Large Cap Growth Fund and the Tax-Managed Large Cap Fund assigned to Montag.

In connection with the appointment of Montag as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers" Section on page 33 of the Prospectus is amended by inserting the following paragraph relating to Montag:

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326, serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund.
William A. Vogel, Executive Vice President of Montag, serves as portfolio manager of the portion of the Large Cap Growth Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 26 years of investment experience.

In connection with the appointment of Montag as Sub-Adviser to the Tax-Managed Large Cap Fund, the "Sub-Advisers" Section on page 34 of the Prospectus is amended by inserting the following paragraph relating to Montag:

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326, serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. William A. Vogel, Executive Vice President of Montag, serves as portfolio manager of the portion of the Tax-Managed Large Cap Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 26 years of investment experience.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                             Small Cap Growth Fund
                             Large Cap Growth Fund

                      Supplement Dated May 1, 2002 to the
                Class I Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS I SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

SMALL CAP GROWTH FUND

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Wellington Management Company, LLP ("Wellington Management"), as an additional Sub-Adviser to the Trust's Small Cap Growth Fund. Wellington Management was approved as a Sub-Adviser at the quarterly meeting of the Board of Trustees held on March 11, 2002 ("Quarterly Meeting"), and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Wellington Management, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Wellington Management. SIMC recommended the selection of Wellington Management and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Wellington Management and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Wellington Management, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Small Cap Growth Fund;
(2) the distinct investment objective and policies of the Small Cap Growth Fund;
(3) the history, reputation, qualification and background of Wellington Management's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Wellington Management, including any benefits to be received by Wellington Management or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Wellington Management relating to the Small Cap Growth Fund, Wellington Management makes investment decisions for the assets of the Small Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Small Cap Growth Fund's investment programs with respect to these assets. Wellington Management is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Small Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the partners and principal executive officers of Wellington Management. The address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. All partners can also be reached at this address.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Kenneth L. Abrams                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Nicholas C. Adams                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Rand L. Alexander                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Deborah L. Allinson                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Steven C. Angeli                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James H. Averill                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
John F. Averill                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Karl E. Bandtel                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mark J. Beckwith                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James A. Bevilacqua                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Kevin J. Blake                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
William N. Booth                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Michael J. Boudens                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Paul Braverman                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Robert A. Bruno                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Maryann E. Carroll                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
William R. H. Clark                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Pamela Dippel                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Scott M. Elliott                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Robert L. Evans                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
David R. Fassnacht                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Lisa D. Finkel                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mark A. Flaherty                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Charles T. Freeman                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Laurie A. Gabriel                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
John H. Gooch                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Nicholas P. Greville                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Paul Hamel                                          Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Lucius T. Hill, III                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Jean M. Hynes                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Paul D. Kaplan                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Lorraine A. Keady                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
John C. Keogh                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
George C. Lodge, Jr.                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Nancy T. Lukitsh                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mark T. Lynch                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mark D. Mandel                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Christine S. Manfredi                               Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Earl E. McEvoy                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Duncan M. McFarland                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Paul M. Mecray III                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Matthew E. Megargel                                 Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James N. Mordy                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Diane C. Nordin                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Stephen T. O'Brien                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Andrew S. Offit                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Edward P. Owens                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Saul J. Pannell                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Thomas L. Pappas                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Jonathan M. Payson                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Phillip H. Perelmuter                               Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Robert D. Rands                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Eugene E. Record, Jr.                               Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James A. Rullo                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
John R. Ryan                                        Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Joseph H. Schwartz                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James H. Shakin                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Theodore E. Shasta                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Binkley C. Shorts                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Scott E. Simpson                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Trond Skramstad                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Catherine A. Smith                                  Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Stephen A. Soderberg                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Eric Stromquist                                     Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Brendan J. Swords                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Harriett Tee Taggart                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Perry M. Traquina                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Gene R. Tremblay                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Michael A. Tyler                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Mary Ann Tynan                                      Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Nilesh P. Undavia                                   Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Clare Villari                                       Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Ernst H. von Metzsch                                Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
James L. Walters                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Kim Williams                                        Senior Vice President and Partner
------------------------------------------------------------------------------------------------------
Itsuki Yamashita                                    Senior Vice President and Partner
------------------------------------------------------------------------------------------------------

Wellington Management and its predecessor organizations have provided investment advisory services to investment companies since 1928 and to investment counseling clients since 1960. Wellington Management is a Massachusetts limited liability partnership whose managing partners are Laurie A. Gabriel, Duncan M. McFarland and John R. Ryan. As of December 31, 2001, Wellington Management had approximately $311 billion in assets under management.

SIMC will pay Wellington Management a fee based on a percentage of the average daily value of the assets of the Small Cap Growth Fund assigned to Wellington Management.

In connection with the appointment of Wellington Management as Sub-Adviser to the Small Cap Growth Fund, the "Sub-Advisers" Section on page 18 of the Prospectus is amended by inserting the following paragraph relating to Wellington Management:

WELLINGTON MANAGEMENT COMPANY, LLP: Wellington Management Company, LLP ("Wellington Management"), located at 75 State Street, Boston, Massachusetts 02109, serves as a Sub-Adviser for a portion of the assets of the Small Cap Growth Fund. Jamie A. Rome, CFA, Vice President and Equity Portfolio Manager of Wellington Management, serves as portfolio manager of the portion of the Small Cap Growth Fund's assets allocated to Wellington Management. Mr. Rome joined Wellington Management in 1994, and has 16 years of investment experience.

                      ------------------------------------

LARGE CAP GROWTH FUND

At the same Quarterly Meeting, the Trustees appointed Montag & Caldwell, Inc. ("Montag") as an additional Sub-Adviser to the Trust's Large Cap Growth Fund. Montag's appointment does not require shareholder approval.

In evaluating Montag, the Trustees received written and oral information from both SIMC and Montag. SIMC recommended the selection of Montag and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Montag and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Montag, the Trustees carefully evaluated:
(1) the nature and quality of the services expected to be rendered to the Large Cap Growth Fund by Montag; (2) the distinct investment objective and policies of the Large Cap Growth Fund; (3) the history, reputation, qualification and background of Montag's personnel and its financial condition; (4) its performance record; and (5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Montag, including any benefits to be received by Montag or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Montag relating to the Large Cap Growth Fund, Montag makes investment decisions for the assets of the Large Cap Growth Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Large Cap Growth Fund's investment program with respect to these assets. Montag is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Large Cap Growth Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the directors and principal executive officers of Montag. The address of Montag and the principal business address of such individuals, as it relates to their respective positions at Montag, is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Ronald E. Canakaris, CFA                            CEO, President, Director and CIO
------------------------------------------------------------------------------------------------------
Solon P. Patterson, CFA                             Chairman of the Board
------------------------------------------------------------------------------------------------------
Andrew Neil Rithet                                  Director
------------------------------------------------------------------------------------------------------
Tom C. Brown                                        Director
------------------------------------------------------------------------------------------------------

Montag was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag. As of December 31, 2001, Montag had approximately $24 billion in assets under management.

SIMC will pay Montag a fee based on a percentage of the average daily value of the assets of the Large Cap Growth Fund assigned to Montag.

In connection with the appointment of Montag as Sub-Adviser to the Large Cap Growth Fund, the "Sub-Advisers" Section on page 18 of the Prospectus is amended by inserting the following paragraph relating to Montag:

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326, serves as a Sub-Adviser for a portion of the assets of the Large Cap Growth Fund. William A. Vogel, Executive Vice President of Montag, serves as portfolio manager of the portion of the Large Cap Growth Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 26 years of investment experience.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST

                           Tax-Managed Large Cap Fund

                          Supplement Dated May 1, 2002
            to the Class Y Shares Prospectus Dated January 31, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS Y SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The Board of Trustees of SEI Institutional Managed Trust (the "Trust"), including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940) of the Trust, have appointed Montag & Caldwell, Inc. ("Montag"), as an additional Sub-Adviser to the Trust's Tax-Managed Large Cap Fund. Montag was approved as a Sub-Adviser at the quarterly meeting of the Board of Trustees held on March 11, 2002, and its appointment does not require shareholder approval. This procedure for adding or replacing Sub-Advisers was approved by the Trust's sole initial shareholder on November 13, 1995, and was authorized by an exemptive order issued to the Trust by the Securities and Exchange Commission on April 29, 1996.

In evaluating Montag, the Trustees received written and oral information from both SEI Investments Management Corporation ("SIMC") and Montag. SIMC recommended the selection of Montag and reviewed the considerations and the search process that led to its recommendation. The Trustees also met with representatives of Montag and considered information about portfolio managers, investment philosophy, strategies and process, as well as other factors. In appointing Montag, the Trustees carefully evaluated: (1) the nature and quality of the services expected to be rendered to the Tax-Managed Large Cap Fund;
(2) the distinct investment objective and policies of the Tax-Managed Large Cap Fund; (3) the history, reputation, qualification and background of Montag's personnel and its financial condition; (4) its performance record; and
(5) other factors deemed relevant. The Trustees also reviewed the fees to be paid to Montag, including any benefits to be received by Montag or its affiliates in connection with soft dollar arrangements.

Under the Investment Sub-Advisory Agreement between SIMC and Montag relating to the Tax-Managed Large Cap Fund, Montag makes investment decisions for the assets of the Tax-Managed Large Cap Fund allocated to it by SIMC, and continuously reviews, supervises and administers the Tax-Managed Large Cap Fund's investment programs with respect to these assets. Montag is independent of SIMC and discharges its responsibilities subject to the supervision of SIMC and the Trustees of the Trust, and in a manner consistent with the Tax-Managed Large Cap Fund's investment objective, policies and limitations. The Sub-Advisory Agreement is substantially similar to those in existence between SIMC and the Trust's other Sub-Advisers. Specifically, the duties to be performed, standard of care and termination provisions of the Agreement are similar to the other Agreements. The Sub-Advisory Agreement will remain in effect until March 2004 (unless earlier terminated), and will have to be approved annually thereafter by a majority of the Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act).

Listed below are the names and principal occupations of the directors and principal executive officers of Montag. The address of Montag and the principal business address of such individuals, as it relates to their respective positions at Montag, is 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326.

NAME                                                                                             TITLE
------------------------------------------------------------------------------------------------------
Ronald E. Canakaris, CFA                            CEO, President, Director and CIO
------------------------------------------------------------------------------------------------------
Solon P. Patterson, CFA                             Chairman of the Board
------------------------------------------------------------------------------------------------------
Andrew Neil Rithet                                  Director
------------------------------------------------------------------------------------------------------
Tom C. Brown                                        Director
------------------------------------------------------------------------------------------------------

Montag was founded in 1945 and is incorporated in Georgia. ABN AMRO Asset Management Holdings, Inc. is the parent company of Montag. As of December 31, 2001, Montag had approximately $24 billion in assets under management.

SIMC will pay Montag a fee based on a percentage of the average daily value of the assets of the Tax-Managed Large Cap Fund assigned to Montag.

In connection with the appointment of Montag as Sub-Adviser to the Tax-Managed Large Cap Fund, the "Sub-Advisers" Section on page 5 of the Prospectus is amended by inserting the following paragraph relating to Montag:

MONTAG & CALDWELL, INC.: Montag & Caldwell, Inc. (Montag), located at 3455 Peachtree Street, NE, Suite 1200, Atlanta, Georgia 30326, serves as a Sub-Adviser for a portion of the assets of the Tax-Managed Large Cap Fund. William A. Vogel, Executive Vice President of Montag, serves as portfolio manager of the portion of the Tax-Managed Large Cap Fund's assets allocated to Montag. Mr. Vogel has been a portfolio manager at Montag for 14 years, and has 26 years of investment experience.

                      ------------------------------------

The prospectus is hereby amended to reflect these changes.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE